Acquisitions and Divestitures - Divestures (Details) - USD ($)				1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2019	Aug. 30, 2019	Jun. 30, 2019	Jul. 31, 2019	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	May 31, 2019
Acquisitions and Divestitures
Disposal Gain								$ (1,183,289)
Red Rock Global Capital LTD [Member]
Acquisitions and Divestitures
Disposal Group, Including Discontinued Operation, Consideration									$ 700,000
Disposal Gain				$ 552,215
Amer Global Technology Limited [Member]
Acquisitions and Divestitures
Percentage of potential tax obligation			20.00%
Period for Publicly Listing			36 months
Diluted Ownership Interest In Disposal Group	10.00%	55.00%
Disposal Gain					$ 505,148
Bad debt expense relating to receivable due to subsidiary					622,286
Gain On Disposal Attributable To Ownership Interest Retained					$ 95,104
Disposal Group Not Discontinued Operation Proforma Income Statement Disclosures [Abstract]
Revenue						$ 275,380	$ 260,547,120
Net loss from operations						(6,305,340)	(18,548,258)
Net Loss						(7,390,597)	(19,351,526)
Net loss attributable to IDEX common shareholders						$ (7,158,674)	$ (18,945,524)
BCC Technology Company Limited [Member] | Amer Global Technology Limited [Member]
Acquisitions and Divestitures
Exchange Of Ownership Interest Due To Disposal					71.81%
Number of shares issued			39,500
Merry Heart Technology Limited [Member] | Amer Global Technology Limited [Member]
Acquisitions and Divestitures
Exchange Of Ownership Interest Due To Disposal			10.00%
Number of shares issued			5,500